Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Total Revenue	$ 2,379,314	$ 1,716,861	$ 5,903,213	$ 5,297,457
Deposit Activity Onboarding Income [Member]
Total Revenue	1,369,559	1,494,204	4,179,323	4,588,471
Safe Harbor Program Income [Member]
Total Revenue	38,598	83,194	125,767	359,044
Investment Income [Member]
Total Revenue	558,860	111,052	935,993	271,113
Interest Income [Member]
Total Revenue	$ 412,297	$ 28,411	$ 662,130	$ 78,829